                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2007

Check here if Amendment [X];                                 Amendment Number: 1

This Amendment (Check only one.): [_] is a restatement.
                                  [X] adds new holdings entries.

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON 11/14/2007 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON 11/14/2008.

Institutional Investment Manager Filing this Report:

Name:    CITADEL LIMITED PARTNERSHIP
Address: 131 SOUTH DEARBORN
         CHICAGO, IL 60603

13F File Number: 28-5912

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  PETER JENSON
Title: GLOBAL CONTROLLER
Phone: (312) 395-3889

Signature, Place, and Date of Signing:


/s/ PETER JENSON                          CHICAGO, ILLINOIS   11/14/2008
---------------------------------------   [City, State]         [Date]
         [Signature]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         38

Form 13F Information Table Value Total: $2,678,516 (thousands)

List of Other Included Managers:

NONE

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                                    FORM 13F
              Name of Reporting Manager Citadel Limited Partnership

                                                                                                                     (SEC USE ONLY)
                                                                                       Item 6:                            Item 8:
                                                                                Investment Discretion               Voting Authority
                                                                     Item 5:  ------------------------                  (Shares)
          Item 1:                Item 2:    Item 3:     Item 4:     Shares of       (b) Shared   (c)      Item 7:   ----------------
                                  Title      CUSIP    Fair Market   Principal  (a)  As Defined Shared-   Managers   (a)    (b)   (c)
      Name of Issuer            of Class     Number      Value       Amount   Sole in Instr. V  Other  See Instr. V Sole Shared None
------------------------------ ---------- ---------- ------------- ---------- ---- ----------- ------- ------------ ---- ------ ----
ANDREW CORP                        Cmn     034425108    84,483,352  6,099,881   X                           n/a       X
APPLEBEES INTL INC CMN STK         Cmn     037899101     9,664,785    388,456   X                           n/a       X
ALLTEL CORP CMN STK                Cmn     020039103   964,773,672 13,845,776   X                           n/a       X
BCE INC CMN STK                    Cmn     05534B760     1,295,978     32,359   X                           n/a       X
CERIDIAN CORP NEW CMN STOCK        Cmn     156779100   238,985,492  6,879,260   X                           n/a       X
CHECKFREE CORPORATION CMN
STOCK                              Cmn     162813109   116,371,408  2,500,460   X                           n/a       X
CABLEVISION SYSTEMS -CL A CMN
STK                                Cmn     12686C109   230,187,934  6,588,092   X                           n/a       X
CYTYC CORP CMN STOCK               Cmn     232946103    18,750,180    393,498   X                           n/a       X
GLOBALSANTAFE CORP CMN STOCK       Cmn     G3930E101   112,679,961  1,482,241   X                           n/a       X
MANOR CARE INC. CMN STK            Cmn     564055101    61,605,298    956,604   X                           n/a       X
HARRAH'S ENTERTAINMENT INC CMN
STOCK                              Cmn     413619107    16,754,714    192,738   X                           n/a       X
HUNTSMAN COS/THE Cmn               Cmn     447011107   221,729,909  8,370,325   X                           n/a       X
NUVEEN INVESTMENTS INC -CL A
CMN STK                            Cmn     67090F106    12,316,707    198,849   X                           n/a       X
LYONDELL CHEMICAL CO Cmn           Cmn     552078107    66,952,390  1,444,496   X                           n/a       X
PENN NATIONAL GAMING INC CMN
STOCK                              Cmn     707569109   207,868,381  3,521,999   X                           n/a       X
     COLUMN TOTALS                                   2,364,420,161

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
SIERRA HEALTH SERVICES CMN STK     Cmn     826322109   107,205,001  2,541,005   X                           n/a       X
TRIBUNE CO NEW                     Cmn     896047107    43,089,760  1,577,224   X                           n/a       X
ANDW 10 STRIKE AMER CALL
10/20/2007                     Opt (Call)  034425908       206,550        510   X                           n/a      n/a
AT 70.0 STRIKE AMER CALL
01/19/2008                     Opt (Call)  020039903       522,000      3,600   X                           n/a      n/a
AT 50.0 STRIKE AMER CALL
01/19/2008                     Opt (Call)  020039903       253,125        125   X                           n/a      n/a
CKFR 45.0 STRIKE AMER CALL
01/19/2008                     Opt (Call)  162813909       831,330      3,079   X                           n/a      n/a
CKFR 25.0 STRIKE AMER CALL
01/19/2008                     Opt (Call)  162813909       230,020        106   X                           n/a      n/a
CVC 35 STRIKE AMER CALL
01/19/2008                     Opt (Call)  12686C909       425,000      2,500   X                           n/a      n/a
GSF 45.0 STRIKE AMER CALL
01/19/2008                     Opt (Call)  G3930E901       957,700        305   X                           n/a      n/a
GSF 50.0 STRIKE AMER CALL
01/19/2008                     Opt (Call)  G3930E901       636,000        240   X                           n/a      n/a
GSF 70.0 STRIKE AMER CALL
01/19/2008                     Opt (Call)  G3930E901       576,030        633   X                           n/a      n/a
GSF 40.0 STRIKE AMER CALL
01/19/2008                     Opt (Call)  G3930E901       572,265        157   X                           n/a      n/a
GSF 75.0 STRIKE AMER CALL
01/19/2008                     Opt (Call)  G3930E901       442,845        757   X                           n/a      n/a
GSF 60 STRIKE AMER CALL
01/16/2010                     Opt (Call)  G3930E901       421,520        176   X                           n/a      n/a
     COLUMN TOTALS                                     156,369,146

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
GSF 65 STRIKE AMER CALL
10/20/2007                     Opt (Call)  G3930E901       346,500        308   X                           n/a      n/a
GSF 50 STRIKE AMER CALL
01/16/2010                     Opt (Call)  G3930E901       317,755        103   X                           n/a      n/a
GSF 55.0 STRIKE AMER CALL
01/19/2008                     Opt (Call)  G3930E901       210,975         97   X                           n/a      n/a
HET 85.0 STRIKE AMER CALL
01/19/2008                     Opt (Call)  413619907     2,175,000      5,000   X                           n/a      n/a
HET 70.0 STRIKE AMER CALL
01/19/2008                     Opt (Call)  413619907       275,280        148   X                           n/a      n/a
LYO 30.0 STRIKE AMER CALL
01/19/2008                     Opt (Call)  552078907       357,380        214   X                           n/a      n/a
ANDREW CORP 3.25% CB 08/15/13
- REGISTERED                      Bond     034425AB4     5,002,264      4,740   X                           n/a      n/a
GENESCO 4.125% CB 06/15/23-
REGISTERED                        Bond     371532AN2    58,472,025     27,750   X                           n/a      n/a
TRIBUNE 2% EXCHG INTO AOL DUE
5/15/2029                         Bond     896047305    90,569,100  1,509,485   X                           n/a      n/a
     COLUMN TOTALS                                     157,726,279
     LONG MARKET VALUE                               2,678,515,586